First Trust Bloomberg Emerging Market Democracies ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	34 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Emerging Market Democracies Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		59.81%		24.18%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	24.18%	16.39%
First Trust Bloomberg Emerging Market Democracies ETF
Prospectus [Line Items]
Average Annual Return, Percent		57.32%		22.16%
Performance Inception Date	Mar. 02, 2023
First Trust Bloomberg Emerging Market Democracies ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		54.97%		20.16%
First Trust Bloomberg Emerging Market Democracies ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		33.86%		16.42%